Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 6,099,777	$ 6,164,173
Other income	427,147	169,819
Cost of inventory	215,059	(977,619)
Logistics costs	(642,423)	(925,225)
Depreciation of property, plant and equipment	(1,602,096)	(1,501,809)
Amortization of intangible assets	(1,118,678)	(853,030)
Employee benefits expense	(1,388,796)	(1,364,214)
Finance expense	(350,145)	(388,717)
Other operating expenses	(2,400,431)	(2,102,392)
Listing expenses		(93,067,324)
Loss before income tax	(760,586)	(94,846,338)
Income tax credit/(expense)	127,329	(133,000)
Net loss and comprehensive loss	(633,257)	(94,979,338)
Items that will not be reclassified subsequently to profit or loss:
Net loss on revaluation of leasehold land and buildings		(186,684)
Items that may be reclassified subsequently to profit or loss:
Exchange difference on revaluation of leasehold land and buildings		337,283
Total comprehensive loss	$ (633,257)	$ (94,828,739)
Basic loss per share	$ (0.02)	$ (14.69)
Diluted loss per share	$ (0.02)	$ (14.69)